Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Current assets
Cash and cash equivalents	$ 132,553,615	$ 4,328,988	$ 173,818,777
Financial assets at fair value through profit or loss, current	443,601	14,487	705,918
Financial assets at fair value through other comprehensive income, current	5,753,379	187,896	3,213,057
Financial assets measured at amortized cost, current	6,131,077	200,231	861,817
Contract assets, current	739,528	24,152	373,318
Accounts receivable, net	29,237,550	954,851	36,444,510
Accounts receivable-related parties, net	347,964	11,364	530,577
Other receivables	2,707,400	88,419	1,807,999
Current tax assets	130,123	4,250	40,256
Inventories, net	35,712,558	1,166,315	31,069,960
Other current assets	3,040,597	99,301	3,504,849
Total current assets	216,797,392	7,080,254	252,371,038
Non-current assets
Financial assets at fair value through profit or loss, noncurrent	16,694,860	545,227	17,784,651
Financial assets at fair value through other comprehensive income, noncurrent	11,930,581	389,634	11,976,543
Financial assets measured at amortized cost, noncurrent	222,691	7,273	7,491
Investments accounted for under the equity method	32,785,800	1,070,731	26,504,913
Property, plant and equipment	239,123,248	7,809,381	170,982,066
Right-of-use assets	7,000,355	228,620	7,611,991
Intangible assets	4,372,555	142,801	4,275,200
Deferred tax assets	5,130,411	167,551	5,226,236
Prepayment for equipment	4,725,583	154,330	19,439,559
Refundable deposits	2,708,823	88,466	2,749,691
Other noncurrent assets	5,084,533	166,053	5,716,204
Total non-current assets	329,779,440	10,770,067	272,274,545
Total assets	546,576,832	17,850,321	524,645,583
Current liabilities
Short-term loans	13,530,000	441,868	0
Financial liabilities at fair value through profit or loss, current	1,019,362	33,291	438,397
Contract liabilities, current	3,250,712	106,163	3,546,815
Accounts payable	7,526,159	245,792	8,982,418
Other payables	25,670,984	838,373	31,279,208
Payables on equipment	19,196,256	626,919	18,632,245
Current tax liabilities	9,539,764	311,553	19,450,909
Lease liabilities, current	514,324	16,797	537,314
Other financial liabilities, current	0	0	17,226,490
Current portion of long-term liabilities	16,006,797	522,756	7,586,644
Other current liabilities	5,642,792	184,285	4,928,283
Total current liabilities	101,897,150	3,327,797	112,608,723
Non-current liabilities
Contract liabilities, noncurrent	430,640	14,064	438,188
Bonds payable	24,579,651	802,732	23,083,096
Long-term loans	20,656,248	674,600	16,794,289
Deferred tax liabilities	5,631,964	183,931	3,562,436
Lease liabilities, noncurrent	4,878,863	159,336	5,199,781
Net defined benefit liabilities, noncurrent	2,205,085	72,014	2,869,402
Guarantee deposits	40,122,956	1,310,351	30,518,585
Other noncurrent liabilities	2,457,307	80,252	6,760,135
Total non-current liabilities	100,962,714	3,297,280	89,225,912
Total liabilities	202,859,864	6,625,077	201,834,635
Commitments and contingencies
Capital
Common stock	125,298,222	4,092,039	125,047,490
Additional paid-in capital
Premiums	3,997,662	130,557	3,215,160
Treasury stock transactions	8,277,564	270,332	7,425,869
Transactions with noncontrolling interests	3,156,983	103,102	534,109
Share-based payment	2,373,830	77,526	2,221,709
Other	19,396	633	1,746,172
Retained earnings
Legal reserve	30,472,125	995,171	21,566,986
Special reserve	2,734,058	89,290	4,914,214
Unappropriated earnings	176,391,220	5,760,653	169,725,371
Other components of equity
Exchange differences on translation of foreign operations	(8,439,670)	(275,626)	(6,369,416)
Unrealized gains or losses on financial assets measured at fair value through other comprehensive income	10,889,828	355,644	2,892,583
Unearned employee compensation	(1,991,331)	(65,033)	(1,831,030)
Treasury stock	(9,803,778)	(320,176)	(8,621,948)
Total equity attributable to the parent company	343,376,109	11,214,112	322,467,269
Non-controlling interests	340,859	11,132	343,679
Total equity	343,716,968	11,225,244	322,810,948
Total liabilities and equity	$ 546,576,832	$ 17,850,321	$ 524,645,583